Income Taxes - Summary of Unrecognized Deferred Tax Assets Expire Unutilized based on Year of Origination (Detail) - Mar. 31, 2022 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	₨ 8,652.8	$ 114.2
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	7,501.6	99.0
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	24,361.6	321.4
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	6,674.1	88.1
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	9,337.8	123.2
Thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	₨ 34,708.7	$ 457.9